Condensed Shinhan Financial Group (Parent Company only) Statement of Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Expenses
Interest expense	₩ (3,955,701)	₩ (4,030,936)	₩ (4,436,771)
Profit before income taxes	3,796,257	3,170,472	3,140,577
Income tax expense (benefit)	848,133	345,553	694,619
Profit for the year	2,948,124	2,824,919	2,445,958
Parent Company only
Income
Dividends from banking subsidiaries	481,524	651,524	451,524
Dividends from non-banking subsidiaries	448,588	994,615	611,823
Interest income from banking subsidiaries	228	2,187	2,429
Interest income from non-banking subsidiaries	27,111	35,005	56,443
Other income	51,953	57,011	80,122
Total income	1,009,404	1,740,342	1,202,341
Expenses
Interest expense	(179,330)	(197,519)	(241,312)
Other expense	(74,733)	(72,157)	(69,255)
Total expenses	(254,063)	(269,676)	(310,567)
Profit before income taxes	755,341	1,470,666	891,774
Income tax expense (benefit)	614	416	(1,267)
Profit for the year	₩ 754,727	₩ 1,470,250	₩ 893,041